INTANGIBLE ASSETS	12 Months Ended
Aug. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of August 31, 2025 and 2024:

	August 31, 2025	August 31, 2024

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Accumulated technology-related intangible asset impairment	(27,511,542)	(20,580,040)
Adjusted carrying amount	55,636,225	62,567,727
Less: Accumulated amortization	(14,056,447)	(11,086,369)
Intangible assets, net	$41,579,778	$51,481,358

Amortization expenses for intangible assets for the years ended August 31, 2025 and 2024 were $2,970,078 and $4,157,388 respectively. Impairment expenses for intangible assets for the years ended August 31, 2025, and 2024 were $6,931,502 and $20,580,040 respectively.